Note 10 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2020	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$403,976	$103,884	$300,092
Franchise rights	49,925	29,930	19,995
Trademarks and trade names	29,765	20,051	9,714
Management contracts and other	94,514	45,553	48,961
	$578,180	$199,418	$378,762
	Gross
December 31, 2019	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$360,228	$71,474	$288,754
Franchise rights	49,806	26,707	23,099
Trademarks and trade names	30,303	18,543	11,760
Management contracts and other	79,073	36,462	42,611
	$519,410	$153,186	$366,224

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer relationships	$43,665	10.0
Trademarks and trade names	310	2.0
Management Contracts and other	13,907	10.0
	$57,882	10.0

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2021	$42,298
2022	40,823
2023	39,373
2024	37,534
2025	36,759